Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash	$ 308	$ 1,098
Receivables and other current assets	59	161
Due from related party	55	95
TOTAL CURRENT ASSETS	422	1,354
NON-CURRENT ASSETS
Equipment	21	28
Exploration and evaluation assets	39,103	38,633
Advance	50	24
Investment	48
TOTAL NON-CURRENT ASSETS	39,222	38,685
TOTAL ASSETS	39,644	40,039
LIABILITIES
Trade payables and accrued liabilities	362	519
Flow-through share premium		89
Provision for restoration obligation	267
TOTAL LIABILITIES	629	608
EQUITY
Reserve	2,096	4,175
Deficit	(53,299)	(54,341)
TOTAL EQUITY	39,015	39,431
TOTAL LIABILITIES AND EQUITY	39,644	40,039
Preferred Stock [Member]
EQUITY
Share capital	591	591
Common Stock [Member]
EQUITY
Share capital	$ 89,627	$ 89,006